SUMMARY OF ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [Abstract]
Statement of compliance
Statement of compliance
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS"), as issued by the International Accounting Standards Board ("IASB") and with interpretations of the International Financial Reporting Interpretations Committee ("IFRIC") which the Canadian Accounting Standards Board has approved for incorporation into Part 1 of the CPA Canada Handbook – Accounting.
These consolidated financial statements were approved by the Company's Board of Directors on February 24, 2021.

Basis of presentation
Basis of presentation
These consolidated financial statements include the accounts of the Company and its subsidiaries, whether owned directly or indirectly. The financial statements of the subsidiaries are prepared for the same period as the Company using consistent accounting policies for all periods presented, except for the changes in accounting policies described in Note 3.
All inter-company balances and transactions have been eliminated. Subsidiaries are entities controlled by the Company. Non-controlling interests in the net assets of consolidated subsidiaries are a separate component of the Company's equity.
The consolidated financial statements have been prepared on a historical cost basis, except for derivative financial instruments and contingent consideration which are measured at fair value through profit or loss.

Cash and cash equivalents
Cash and cash equivalents
Cash includes cash deposits in any currency residing in chequing and sweep accounts. Cash equivalents consist of money market funds and other highly liquid investments purchased with maturities of three months or less. Investments with maturities greater than three months and up to one year are classified as short-term investments, while those with maturities in excess of one year are classified as long-term investments. Cash equivalents and short-term investments are stated at amortized cost, which typically approximates market value.

Restricted cash	Restricted cash Cash balances that are subject to legal or contractual obligations are classified separately on the consolidated balance sheets as restricted cash.
Inventories
Inventories
Inventory classifications include "stockpiled ore," "in-process inventory," "finished goods inventory" and "materials and supplies". The stated value of all production inventories includes direct production costs and attributable overhead and depreciation incurred to bring the materials to their current point in the processing cycle. General and administrative costs for corporate offices are not included in any inventories.
Stockpiled ore represents coarse ore that has been extracted from the mine and is stored for future processing. Stockpiled ore is measured by estimating the number of tonnes (by physical surveys) added to, or removed from the stockpile, the number of contained ounces (based on assay data) and estimated gold recovery percentage. Stockpiled ore value is based on the costs incurred (including depreciation and amortization) in bringing the ore to the stockpile. Costs are added to the stockpiled ore based on current mining costs per tonne and are removed at the average cost per tonne of ore in the stockpile.
In-process inventory represents material that is currently being treated in the processing plants to extract the contained gold and to transform it into a saleable product. The amount of gold in the in-process inventory is determined by assay and by measure of the quantities of the various gold-bearing materials in the recovery process. The in-process gold is valued at the average of the beginning inventory and the cost of material fed into the processing stream plus in-process conversion costs including applicable mine-site overheads, depreciation and amortization related to the processing facilities.
Finished goods inventory is saleable gold in the form of doré bars. Included in the costs are the direct costs of the mining and processing operations as well as direct mine-site overheads, amortization and depreciation.
Materials and supplies inventories consist mostly of equipment parts and other consumables required in the mining and ore processing activities.
All inventories are valued at the lower of average cost or net realizable value.
Property, plant and equipment
Property, plant and equipment
Property, plant and equipment assets, including machinery, processing equipment, mining equipment, mine site facilities, buildings, vehicles and expenditures that extend the life of such assets, are initially recorded at cost including acquisition and installation costs. Property, plant and equipment are subsequently measured at cost, less accumulated depreciation and accumulated impairment losses.
The costs of self-constructed assets include direct construction costs and direct overhead costs during the construction phase. Indirect overhead costs are not included in the cost of self-constructed assets.
Depreciation for mobile equipment and other assets having estimated lives shorter than the estimated life of the ore reserves is calculated using the straight-line method at rates which depreciate the cost of the assets, less their anticipated residual values, if any, over their estimated useful lives. Mobile mining equipment is amortized over a five-year life. Assets, such as processing plants, power generators and buildings, which have an estimated life equal to or greater than the estimated life of the ore reserves, are amortized over the life of the proven and probable reserves of the associated mining property using a units-of-production amortization method, less their anticipated residual values, if any. The net book value of property, plant and equipment assets is charged against income if the mine site is abandoned and it is determined that the assets cannot be economically transferred to another project or sold.
The residual values, useful lives and method of depreciation of property, plant and equipment are reviewed at each reporting period end and adjusted prospectively, if appropriate.Gains and losses on the disposal of an item of property, plant and equipment are determined by comparing the proceeds from disposal with the carrying amount and are recognized net in the consolidated statement of operations.
Mining properties
Mining properties
Mining property assets, including property acquisition costs, tailings storage facilities, mine-site development and drilling costs where proven and probable reserves have previously been established, pre-production waste stripping, condemnation drilling, roads, feasibility studies and wells are recorded at cost. The costs of self-constructed assets include direct construction costs, direct overhead costs and allocated interest during the construction phase. Indirect overhead costs are not included in the cost of self-constructed assets.
Mining property assets are amortized over the life of the proven and probable reserves to which they relate, using a units-of-production amortization method. At open pit mines the costs of removing overburden from an ore body in order to expose ore during its initial development period are capitalized.
Mineral reserves and resources
Determining mineral reserves and resources is a complex process involving numerous variables and is based on a professional evaluation using accepted international standards for the assessment of mineral reserves. Estimation is a subjective process, and the accuracy of such estimates is a function of the quantity and quality of available data, the assumptions made and judgments used in engineering and geological interpretation. Mineral reserve estimation may vary as a result of changes in the price of gold, production costs, and with additional knowledge of the ore deposits and mining conditions.
Differences between Management's assumptions, including economic assumptions such as metal prices and market conditions, could have a material effect in the future on the Company's results and financial position, particularly a change in the rate of depreciation and amortization of the related mining assets and the recognition of deferred revenue.
Underground mine development costs
Underground mine development costs
Underground mine development costs include development costs to build new shafts, drifts and ramps that will enable the Company to physically access ore underground. The time over which the Company will continue to incur these costs depends on the mine life. These underground development costs are capitalized as incurred. Capitalized underground development costs incurred to enable access to specific ore blocks or areas of the underground mine, and which only provide an economic benefit over the period of mining that ore block or area, are depreciated on a units-of-production basis, whereby the denominator is estimated ounces of gold in proven and probable reserves and the portion of resources within that ore block or area that is considered probable of economic extraction. If capitalized underground development costs provide an economic benefit over the entire mine life, the costs are depreciated on a units-of-production basis, whereby the denominator is the estimated ounces of gold in total accessible proven and probable reserves and the portion of resources that is considered probable of economic extraction.

Borrowing costs
Borrowing costs
Borrowing costs attributable to the acquisition, construction or production of a qualifying asset are capitalized. Qualifying assets are assets that require a significant amount of time to prepare for their intended use, including projects that are in the exploration and evaluation, development or construction stages. Capitalized borrowing costs are considered an element of the cost of the qualifying asset which is determined based on gross expenditures incurred on an asset. Capitalization ceases when the asset is substantially complete or if active development is suspended or ceases. Where the funds used to finance a qualifying asset form part of general borrowings, the amount capitalized is calculated using a weighted average of rates applicable to the relevant borrowings during the period. Where funds borrowed are directly attributable to a qualifying asset, the amount capitalized represents the borrowing costs specific to those borrowings. Other borrowing costs are recognized as an expense in the period in which they are incurred.

Impairment of long-lived assets
Impairment of long-lived assets
The Company assesses at each reporting period whether there is an indication that an asset or group of assets may be impaired. When impairment indicators exist, the Company estimates the recoverable amount of the asset and compares it against the asset's carrying amount. The recoverable amount is the higher of its fair value less cost of disposal ("FVLCD") and the asset's value in use ("VIU"). If the carrying amount exceeds the recoverable amount, an impairment loss is recorded in the consolidated statement of operations.
In assessing VIU, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset not already reflected in the estimates of future cash flows. The cash flows are based on best estimates of expected future cash flows from the continued use of the asset and its eventual disposal.
FVLCD is best evidenced if obtained from an active market or binding sale agreement. Where neither exists, the fair value is based on the best estimates available to reflect the amount that could be received from an arm's length transaction.
Future cash flows are based on estimated quantities of gold and other recoverable metals, expected price of gold (considering current and historical prices, price trends and related factors), production levels and cash costs of production, capital and reclamation costs, all based on detailed engineered life-of-mine plans.
Numerous factors including, but not limited to, unexpected grade changes, gold recovery variances, shortages of equipment and consumables, and equipment failures could impact our ability to achieve forecasted production schedules from proven and probable reserves. Additionally, commodity prices, capital expenditure requirements and reclamation costs could differ from the assumptions used in the cash flow models used to assess impairment. The ability to achieve the estimated quantities of recoverable minerals from exploration stage mineral interests involves further risks in addition to those factors applicable to mineral interests where proven and probable reserves have been identified, due to the lower level of confidence that the identified mineralized material can ultimately be mined economically.
If an impairment loss reverses in a subsequent period, the carrying amount (post reversal) of the related asset is increased to the revised estimate of recoverable amount to the extent that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset previously. Reversals of impairment losses are recognized in the consolidated statement of operations in the period the reversals occur.
Material changes to any of the factors or assumptions discussed above could result in future asset impairments.
Carrying value of assets and impairment charges
The Company undertakes a review of its assets at each reporting period to determine whether any indication of impairment exists. Where an indicator of impairment exists, a formal estimate of the recoverable amount of the asset or cash-generating unit ("CGU") is made, which is considered to be the higher of its FVLCD and VIU. An impairment loss is recognized when the carrying value of the asset or CGU is higher than the recoverable amount. In undertaking this review, Management is required to make significant estimates of, amongst other things, discount rates, future production and sale volumes, metal prices, reserves and resource quantities, future operating and capital costs and reclamation costs to the end of the mine's life. These estimates are subject to various risks and uncertainties, which may ultimately have an effect on the expected recoverability of the carrying values of the asset or CGU. In determining a CGU, Management has examined the smallest identifiable group of assets that generates cash inflows that are largely independent of cash inflows from other assets or group of assets.
Assessment of impairment and reverse impairment indicators
Management applies significant judgment in assessing whether indicators of impairment or reverse impairment exist for an asset or group of assets which would necessitate impairment testing. Internal and external factors such as significant changes in the use of the asset, commodity prices and production costs are used by Management in determining whether there are any indicators.
Rehabilitation provisions
Rehabilitation provisions
The Company records a liability and corresponding asset for the present value of the estimated costs of legal and constructive obligations for future site reclamation and closure where the liability is probable, and a reasonable estimate can be made of the obligation. The estimated present value of the obligation is reassessed on a periodic basis or when new material information becomes available. Increases or decreases to the obligation usually arise due to changes in legal or regulatory requirements, the extent of environmental remediation required, methods of reclamation, cost estimates, inflation rates, or discount rates. Changes to the provision for reclamation and remediation obligations related to operating mines, which are not the result of current production of inventory, are recorded with an offsetting change to the related asset. Changes to the provision for reclamation and remediation obligations related to suspended mine operations are recognized in the consolidated statements of operations. The present value is determined based on current market assessments of the time value of money using discount rates based on the risk-free rate maturing approximating the timing of expected expenditures to be incurred and adjusted for country related risks. The periodic unwinding of the discount is recognized in the consolidated statement of operations as a finance expense.
Rehabilitation provisionsEnvironmental reclamation and closure liabilities are recognized at the time of environmental disturbance, in amounts equal to the discounted value of expected future reclamation and closure costs. The estimated future cash costs of such liabilities are based primarily upon environmental and regulatory requirements in the jurisdictions in which we operate as well as any other constructive obligations that exist. The liability represents Management's best estimates of cash required to settle the liability, inflation, assumptions of risks associated with future cash flows and the applicable risk-free interest rates for discounting the future cash outflow. The liability is reassessed and remeasured at each reporting date.
Deferred revenue
Deferred revenue
Deferred revenue consists of: (i) initial cash payments received by the Company for future delivery of payable gold under the terms of the Company’s Streaming Agreement as defined in Note 18, Deferred Revenue, and (ii) a significant financing component of the Company’s Streaming Agreement. Deferred revenue is increased as interest expense is recognized based on the implicit interest rate of the discounted cash flows arising from the expected delivery of ounces under the Company’s Streaming Agreement.
The amount by which the deferred revenue balance is reduced and recognized into revenue is based on a rate per ounce of gold delivered under the Streaming Agreement. This rate per ounce of gold delivered relating to the payments received by the Company is based on the remaining deferred revenue balance divided by the ounces that are expected to be delivered over the term of the Stream Agreement.
As the Company’s Streaming Agreement contains a variable component, IFRS 15 requires that the transaction price be updated and re-allocated on an ongoing basis. As a result, the deferred revenue recognized per ounce of gold delivered under the Streaming Agreement will require an adjustment each time there is a significant change in the underlying gold production profile of a mine. Should a change in the transaction price be necessary, a cumulative catch-up adjustment to revenue will be made in the period in which the change occurs, to reflect the updated production profile expected to be delivered under the Streaming Agreement.
Deferred revenue
Significant judgment is required in determining the appropriate accounting for the Streaming Agreement that has been entered into. Management has determined that the Company assumes significant business risk associated with the timing and amount of ounces of gold ounces being delivered. As such, the deposits received have been recorded as deferred revenue liabilities in the consolidated balance sheet. The amount of gold ounces expected to be delivered can increase or decrease from previous estimates.

The amount by which the deferred revenue balance is reduced and recognized into revenue is based on a rate per ounce of gold delivered under the Streaming Agreement. This rate per ounce of gold delivered relating to the payments received by the Company is based on the remaining deferred revenue balance divided by the ounces that are expected to be delivered over the term of the Streaming Agreement.
As the Company’s Streaming Agreement contains a variable component, IFRS 15 requires that the transaction price be updated and re-allocated on an ongoing basis. As a result, the deferred revenue recognized per ounce of gold delivered under the Streaming Agreement will require an adjustment annually and each time there is a significant change in the underlying forecast gold production profile of a mine. Should a change in the transaction price be necessary, a cumulative catch-up adjustment to revenue will be made in the period in which the change occurs, to reflect the updated forecast production profile expected to be delivered under the Streaming Agreement.

Foreign currency transactions
Foreign currency transactions
The Company's presentation currency of its consolidated financial statements is the U.S. dollar, as is the functional currency of its operations. The functional currency of all consolidated subsidiaries is the U.S. dollar. All values are rounded to the nearest thousand, unless otherwise stated.
Monetary assets and liabilities denominated in foreign currencies are translated into U.S. dollars at period end exchange rates. Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are translated into U.S. dollars at the exchange rate at the date that the fair value was determined. Income and expense items are translated at the exchange rate in effect on the date of the transaction. Exchange gains and losses resulting from the translation of these amounts are included in net loss, except those arising on the translation of equity investments at fair value through other comprehensive income that are recorded in other comprehensive income. Non-monetary assets and liabilities denominated in foreign currencies that are measured at historical cost are translated at the exchange rate in effect at the transaction date.

Income taxes
Income taxes
Income taxes comprise the provision for (or recovery of) taxes actually paid or payable (current taxes) and for deferred taxes.
Current taxes are based on taxable earnings in the year. Current tax is calculated using tax rates and laws that were enacted or substantively enacted at the balance sheet date in the respective jurisdictions.
Current income tax assets and current income tax liabilities are only offset if a legally enforceable right exists to offset the amounts and the Company intends to settle on a net basis or to realize the asset and settle the liability simultaneously.
Deferred income tax assets and liabilities are recognized for the expected future tax consequences attributable to temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Deferred income tax assets and liabilities are computed using enacted or substantially enacted income tax rates in effect when the temporary differences are expected to reverse. The effect on the deferred tax assets and liabilities of a change in tax rates is recognized in the period of substantial enactment. The provision for or the recovery of deferred taxes is based on the changes in deferred tax assets and liabilities during the period.
The carrying amount of deferred income tax assets or liabilities are reviewed at the end of each reporting period and recognized to the extent that it is probable that taxable earnings will be available against which deductible temporary differences can be utilized.
Income taxes
We deal with uncertainties and judgments in the application of complex tax regulations in the various jurisdictions where our properties are located. The amount of taxes paid is dependent upon many factors, including negotiations with taxing authorities in the various jurisdictions and resolution of disputes arising from our international tax audits. We recognize potential liabilities and record tax liabilities for anticipated tax audit issues in our various tax jurisdictions based on our best estimate of additional taxes payable. We adjust these tax estimates in consideration of changing facts and circumstances, however, due to the complexity of some of these uncertainties, the ultimate resolution may result in payment that is materially different from our estimates of our tax liabilities. If our estimate of tax liability proves to be less than the ultimate assessment, an additional charge to expense would result. If the estimate of tax liabilities proves to be greater than the ultimate assessment, a tax benefit is recognized.
A deferred tax asset is recognized to the extent that it is probable that taxable earnings will be available against which deductible temporary differences can be utilized.

Net income/(loss) per share	Net income/(loss) per shareBasic income/(loss) per share of common stock is calculated by dividing income available to Golden Star's common shareholders by the weighted average number of common shares issued and outstanding during the period. In periods with earnings, the calculation of diluted net income per common share uses the treasury stock method to compute the dilutive effects of stock options, convertible debentures and other potentially dilutive instruments. In periods of loss, diluted net loss per share is equal to basic loss per share.
Revenue recognition
Revenue recognition
Revenue from the sale of gold is recognized when the Company transfers control over to a customer. The Company’s spot sales of gold are transported to a gold refiner who locates a buyer and arranges sale of the gold. Effective March 20, 2020, the sale generally completes on the day of arrival of gold at the refinery in South Africa as a consequence of the change in shipment logistics due to the COVID-19 pandemic. Previously, the sale of gold completed on the same day the gold was shipped from the mine site. The sales price is generally set with reference to the London A.M. or P.M. fix on the day of arrival of gold at the refinery.
Revenue recognition for the Company’s Streaming Agreement is disclosed in the accounting policy for deferred revenue.

Share-based compensation
Share-based compensation
Under the Company's Fourth Amended and Restated 1997 Stock Option Plan, common share options may be granted to executives, employees, consultants and non-employee directors. Compensation expense for such grants is recorded in the consolidated statements of operations, with a corresponding increase recorded in the contributed surplus account in the consolidated balance sheets. The expense is based on the fair value of the option at the time of grant, measured by reference to the fair value determined using a Black-Scholes valuation model, and is recognized over the vesting periods of the respective options on a graded basis. Consideration paid to the Company on exercise of options is credited to share capital.
Under the Company's Deferred Share Unit ("DSU") plan, DSUs may be granted to executive officers and directors. Compensation expense for such grants is recorded in the consolidated statements of operation with a corresponding increase recorded in the contributed surplus account in the consolidated balance sheets. The expense is based on the fair values at the time of grant and is recognized over the vesting periods of the respective DSUs. Upon exercise the Company's compensation committee may, at its discretion, issue cash, shares or a combination thereof.
The Company's Share Appreciation Rights ("SARs") plan allows SARs to be issued to executives, employees and directors. These awards are settled in cash on the exercise date equal to the Company's stock price less the strike price. Since these awards are settled in cash, the Company marks-to-market the associated expense for each award at the end of each reporting period using a Black-Scholes model. The Company accounts for these as liability awards and marks-to-market the fair value of the award until final settlement.
Under the Company's Performance Share Units ("PSU") plan, PSUs may be granted to executives, employees and non-employee directors. Each PSU represents one notional common share that is redeemed for cash based on the value of a common share at the end of the three-year performance period, to the extent performance and vesting criteria have been met. The PSUs vest at the end of a three-year performance. The cash award is determined by multiplying the number of units by the performance adjusting factor, which ranges from 0% to 200%. The performance factor is determined by comparing the Company's share price performance to the share price performance of a peer group of companies as listed in the PSU plan. As the Company was required to settle these awards in cash, they were accounted for as liability awards with corresponding compensation expense recognized. The final PSU grant vested on December 31, 2018 and as a result the Company did not recognize a PSU expense in 2019 and 2020.
Under the Company's 2017 performance and restricted share unit plan (the "2017 PRSU Plan"), performance share units ("2017 PSUs") and restricted share units ("2017 RSUs" and, together with the 2017 PSUs, the "Share Units") may be issued to any employee or officer of the Company or its designated affiliates. Share Units may be redeemed for: (i) common shares issued from treasury; (ii) common shares purchased in the secondary market; (iii) a cash payment; or (iv) a combination of (i), (ii) and (iii).
Each PRSU represents one notional common share that is redeemed for common shares or common shares plus cash subject to the consent of the Company based on the value of a common share at the end of the three-year performance period, to the extent performance and vesting criteria have been met. The PRSUs vest at the end of a three-year performance period. The award is determined by multiplying the number of Share Units by the performance adjustment factor, which ranges from 0% to 200%. The performance adjustment factor is determined by comparing the Company's share price performance to the share price performance of a peer group of companies as listed in the 2017 PRSU Plan. As the Company has a practice of settling these awards in common shares, they are accounted for as equity awards with corresponding compensation expense recognized.
In February 2020, the Company adopted a new UK Performance Share Unit Plan ("UK PSU Plan") which was approved by Golden Star shareholders on May 7, 2020. Under the UK PSU Plan, performance share units ("UK PSUs") may be issued to UK resident employees of the Company or its designated affiliates. UK PSUs may be redeemed for: (i) common shares issued from treasury; (ii) common shares purchased in the secondary market at the election of the participant and subject to consent of the Company; (iii) a cash payment at the election of the participant and subject to consent of the Company; or (iv) a combination of (i), (ii) and (iii).
Each UK PSU represents one notional common share that is redeemed for common shares or common shares and/or cash subject to the consent of the Company based on the value of a common share at the end of the three-year performance period, to the extent performance and vesting criteria have been met. UK PSUs vest at the end of a three-year performance period. The award is determined by multiplying the number of UK PSUs by the performance adjustment factor, which ranges from 0% to 200%.
The performance adjustment factor is determined by comparing the Company's share price performance to the share price performance of a peer group of companies determined by the Compensation Committee of the Board of Directors. The Company plans to settle these awards in common shares of the Company and so they are accounted for as equity awards with corresponding compensation expense recognized.

Right of use asset and lease liabilities
Right of use asset and lease liabilities
The lease liability is initially measured as the present value of future lease payments discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, each operation’s applicable incremental borrowing rate. The incremental borrowing rate is the rate which the operation would have to pay to borrow, over a similar term and with a similar security, the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment.
Lease payments included in the measurement of the lease liability comprise the following: fixed payments, including in-substance fixed payments, less any lease incentives receivable, variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date, amounts expected to be payable by the Company under residual value guarantees, the exercise price of a purchase option if the Company is reasonably certain to exercise that option, and payments of penalties for terminating the lease, if the Company expects to exercise an option to terminate the lease.
The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability, reducing the carrying amount to reflect lease payments made, and remeasuring the carrying amount to reflect any reassessment or lease modifications.
The lease liability is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option.
The right-of-use asset is initially measured at cost, which comprises the following: the amount of the initial measurement of the lease liability, any lease payments made at or before the commencement date, less any lease incentives received, any initial direct costs incurred by the Company, and an estimate of costs to be incurred by the Company in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease, unless those costs are incurred to produce inventories.
The right-of-use asset is subsequently measured at cost, less any accumulated depreciation and any accumulated impairment losses, and adjusted for any remeasurement of the lease liability. It is depreciated in accordance with the Company’s accounting policy for plant and equipment, from the commencement date to the earlier of the end of its useful life or the end of the lease term.
Each lease payment is allocated between the lease liability and finance cost. The finance cost is charged to consolidated statements of operations over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.
On the consolidated balance sheets, right-of-use assets and lease liabilities are reported in mineral properties, plant and equipment and debt and lease liabilities, respectively.

Financial instruments
Financial instruments
Financial assets
The Company recognizes all financial assets initially at fair value and classifies them into one of the following measurement categories: fair value through profit or loss (“FVTPL”), fair value through other comprehensive income (“FVOCI”) or amortized cost, as appropriate.
The Company assesses credit risk on accounts and other receivables at the end of each reporting period, measuring expected credit losses using a provision based matrix based on factors that are specific to the respective trade receivables, and changes in credit risk since the initial recognition of the respective financial instrument.
Financial liabilities
The Company recognizes all financial liabilities initially at fair value and classifies them as either FVTPL or loans and borrowings, as appropriate. The Company has not classified any of its derivatives as hedging instruments in an effective hedge.
Derivatives
From time to time the Company may utilize foreign exchange and commodity price derivatives to manage exposure to fluctuations in foreign currency exchange rates and gold prices, respectively. The Company does not employ derivative financial instruments for trading purposes or for speculative purposes. Derivative instruments are recorded on the balance sheet at fair value with changes in fair value recorded in the consolidated statements of operations. The Company did not have any foreign exchange derivatives outstanding at December 31, 2020.
7% Convertible Debentures embedded derivative
The Company's 7% Convertible Debentures embedded derivative is considered a financial instrument at FVTPL. The embedded derivative was recorded at fair value on the date of debt issuance. It is subsequently remeasured at fair value at each reporting date, and the changes in the fair value are recorded in the consolidated statements of operations. The fair value of the embedded derivative is determined using a convertible note valuation model, using assumptions based on market conditions existing at the reporting date.
Non-hedge derivative contracts
The non-hedge accounted costless collar contracts are considered FVTPL financial instruments with fair value determined using pricing models that utilize a variety of observable inputs that are a combination of quoted prices, applicable yield curves and credit spreads. The non-hedge derivative contracts are included within derivative liabilities on the balance sheet, with liabilities for positions expiring within one year classed as current derivative liabilities.
Share capital	Share capital Common shares are classified as equity. Costs directly attributable to the issue of new shares or share options are shown in equity as a deduction, net of tax, from the gross proceeds.
Discontinued operations
Discontinued operation
A discontinued operation is a component of the Company's business, the operations and cash flows of which can be clearly distinguishable from the rest of the Company and which:
•represents a separate major line of business or geographic area of operations;
•is part of a single coordinated plan to dispose of a separate major line of business or geographic area of operations; or
•is a subsidiary acquired exclusively with a view to re-sale.
When an operation is classified as discontinued, the comparative consolidated statement of operations is re-presented as if the operation had been discontinued from the start of the comparative year.Discontinued operationsSignificant judgement was applied regarding classification of Prestea as a discontinued operation and whether the sale of Prestea represents a separate major line of business or geographical area. Management has considered that Prestea represents a separate major line of business considering Prestea is a separate segment and legal entity that has its own management team, employees, books and records and has a separate operating mine, processing plant and a different mining process than the Wassa mine and does not blend any of its gold inventories with Wassa. Further, the operating mine and processing plant are located in different geographic areas in Ghana. Accordingly, it was classified as a discontinued operation.
Deferred consideration
Deferred consideration
Where settlement of any part of cash consideration is deferred, the amounts receivable in the future are discounted to their present value as at the date of disposal.
The fair value of any contingent consideration is determined based on present value and the discount rate used is adjusted for counterparty or own credit risk. Any changes in fair value are recognized in the consolidated statement of operations.
Changes in accounting policies and standards, interpretations and amendments not yet effective
Changes in accounting policies
The Company has adopted the following revised accounting standard effective January 1, 2020. The changes were made in accordance with the applicable transitional provisions.
Definition of a Business (Amendments to IFRS 3)

The amendments in Definition of a Business (Amendments to IFRS 3) are changes to Appendix A Defined terms, the application guidance, and the illustrative examples of IFRS 3 only. It:

•clarifies that to be considered a business, an acquired set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs;
•narrow the definitions of a business and of outputs by focusing on goods and services provided to customers and by removing the reference to an ability to reduce costs;
•add guidance and illustrative examples to help entities assess whether a substantive process has been acquired;
•remove the assessment of whether market participants are capable of replacing any missing inputs or processes and continuing to produce outputs; and
•add an optional concentration test that permits a simplified assessment of whether an acquired set of activities and assets is not a business.

There was no accounting impact to the consolidated financial statements on adoption of this standard.

The Company will adopt the following revised accounting standard effective January 1, 2021, with no accounting impact to the consolidated financial statements for the year ended December 31, 2020.

IBOR Reform - phase 2 amendments

In August 2020, the IASB published Phase 2 of its amendments to IFRS 9, IFRS 7 and IFRS 16 to address issues that impact financial reporting at the time of IBOR replacement with alternative rates. The amendments provide a practical expedient to ease the potential burden of accounting or changes in contractual cash flows, provide relief from specific hedge accounting requirements, and add disclosure requirements, at the time of IBOR replacement. The amendments are effective for annual reporting periods beginning on or after January 1, 2021, with early adoption permitted. The Company is currently evaluating the impact of these amendments on its consolidated financial statements.

Fair value of financial instruments, including embedded derivatives
Fair value of financial instruments, including embedded derivatives
Where the fair value of financial assets and financial liabilities recorded in the financial statements cannot be derived from active markets, their fair value is determined using valuation techniques including the discounted cash flow model. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgment is required in establishing fair values. The judgments include considerations of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments.
When measuring the fair value of an asset or liability, the Company uses observable market data to the greatest extent possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:
    Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities
    Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices)
    Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs)

Units of production depreciation	Units of production depreciationThe mineral properties and a large portion of the property, plant and equipment is depreciated/amortized using the units of production method over the expected operating life of the mine based on estimated recoverable ounces of gold, which are the prime determinants of the life of a mine. Estimated recoverable ounces of gold include proven and probable mineral reserves. Changes in the estimated mineral reserves will result in changes to the depreciation charges over the remaining life of the operation. A decrease in the mineral reserves would increase depreciation and amortization expense and this could have a material impact on the operating results. The amortization base is updated on an annual basis based on the new mineral reserve and resource estimates.
Expected credit losses	Expected credit lossesSignificant judgement is required in determining the recoverability of deferred consideration recognized from the sale of Prestea (Note 5). Specifically, Management is required to estimate the probability of default and the loss given default, at the end of each reporting period. Management assesses the credit risk by taking into account factors that are both specific to the receivable and the general economic environment in which the relevant parties operate.